MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 135.7%
Communication Services - 7.5%
Advertising - 1.2%
AppLovin Corp. - Class A (a)(b)	13,885	$4,332,953

Alternative Carriers - 0.7%
U-Next Holdings Co. Ltd.	225,424	2,445,444

Interactive Home Entertainment - 0.1%
Nihon Falcom Corp.	28,422	497,274

Interactive Media & Services - 4.2%
Alphabet, Inc. - Class C (b)	41,535	13,931,254
ZIGExN Co. Ltd.	304,914	883,726
		14,814,980
Movies & Entertainment - 0.1%
Major Cineplex Group PCL	1,750,800	372,230

Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA (b)	44,975	4,216,856
Total Communication Services		26,679,737

Consumer Discretionary - 10.5%
Apparel Retail - 0.4%
and ST HD Co. Ltd.	65,754	1,391,227

Apparel, Accessories & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	5,249	2,763,755
PRADA SpA	324,973	1,700,641
		4,464,396
Automotive Parts & Equipment - 0.3%
Shoei Co. Ltd.	72,345	958,260
Tokyo Radiator Manufacturing Co. Ltd.	28,942	288,061
		1,246,321
Broadline Retail - 4.3%
Amazon.com, Inc. (a)(b)	58,897	15,299,674

Computer & Electronics Retail - 0.7%
Nojima Corp.	306,931	2,455,448

Consumer Electronics - 0.3%
Tamron Co. Ltd.	137,256	1,188,263

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Homebuilding - 2.0%
FJ Next Holdings Co. Ltd.	74,974	$970,086
Open House Group Co. Ltd.	29,083	1,447,505
Sekisui House Ltd.	153,500	3,311,180
Sumitomo Forestry Co. Ltd.	145,060	1,221,773
		6,950,544
Leisure Products - 0.7%
Noritsu Koki Co. Ltd.	184,956	2,441,767

Other Specialty Retail - 0.4%
DAIWA CYCLE Co. Ltd.	3,970	71,696
Japan Eyewear Holdings Co. Ltd.	72,577	1,232,560
		1,304,256
Specialized Consumer Services - 0.1%
San Holdings, Inc.	56,812	482,235

Tires & Rubber - 0.0% (c)
Tigers Polymer Corp.	20,378	133,557
Total Consumer Discretionary		37,357,688

Consumer Staples - 8.3%
Consumer Staples Merchandise Retail - 0.9%
Wal-Mart de Mexico SAB de CV	1,192,001	3,315,156

Food Retail - 3.1%
Halows Co. Ltd.	40,575	1,046,441
Life Corp.	140,965	2,385,154
Mammy Mart Holdings Corp.	65,560	423,524
Sprouts Farmers Market, Inc. (a)(b)	85,139	6,984,804
		10,839,923
Household Products - 0.2%
Niitaka Co. Ltd.	46,754	717,041

Packaged Foods & Meats - 4.1%
Bourbon Corp.	23,032	446,223
Gruma SAB de CV - Class B	412,829	6,051,151
Ifuji Sangyo Co. Ltd.	51,036	613,710
Kikkoman Corp.	83,036	953,809
Kotobuki Spirits Co. Ltd.	43,219	751,294
Morinaga & Co. Ltd.	142,756	2,267,564
Nippn Corp.	56,550	1,040,024
Nisshin Oillio Group Ltd.	133,097	1,708,807

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Starzen Co. Ltd.	83,382	$836,691
		14,669,273
Total Consumer Staples		29,541,393

Energy - 10.9%
Oil & Gas Equipment & Services - 0.1%
Nagaoka International Corp.	33,115	299,538

Oil & Gas Exploration & Production - 1.5%
Canadian Natural Resources Ltd. (b)	106,492	5,332,054

Oil & Gas Storage & Transportation - 9.3%
Energy Transfer LP (b)	698,881	15,032,930
MPLX LP (b)	118,111	6,988,628
Western Midstream Partners LP (b)	230,496	11,086,858
		33,108,416
Total Energy		38,740,008

Financials - 28.9% (d)
Asset Management & Custody Banks - 3.7%
Affiliated Managers Group, Inc. (b)	12,297	4,527,633
Blackrock, Inc. (b)	4,277	4,942,544
Integral Corp.	199,400	3,690,928
		13,161,105
Commercial & Residential Mortgage Finance - 2.1%
Federal Agricultural Mortgage Corp. - Class C (b)	33,778	7,427,782

Consumer Finance - 3.4%
Kaspi.KZ JSC - ADR (b)	46,999	4,941,475
Synchrony Financial (b)	91,453	7,049,197
		11,990,672
Diversified Banks - 5.2%
BNP Paribas SA	88,203	10,530,020
Inter & Co., Inc. - Class A (b)	771,313	4,172,803
Mizuho Financial Group, Inc.	67,764	3,657,771
		18,360,594
Financial Exchanges & Data - 2.2%
Cboe Global Markets, Inc. (b)	16,988	5,099,798
Japan Exchange Group, Inc.	188,321	2,652,408
		7,752,206
Investment Banking & Brokerage - 2.9%
Daiwa Securities Group, Inc.	334,944	3,865,222
Nomura Holdings, Inc.	253,291	2,593,161

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SBI Holdings, Inc.	137,166	$2,845,497
Traders Holdings Co. Ltd.	136,348	1,184,670
		10,488,550
Multi-line Insurance - 0.2%
SBI Insurance Group Co. Ltd.	49,806	660,651

Regional Banks - 9.1%
Axos Financial, Inc. (a)(b)	310,302	30,034,131
Parke Bancorp, Inc. (b)	68,523	2,312,651
		32,346,782
Specialized Finance - 0.1%
Entrust, Inc.	33,985	249,542
Total Financials		102,437,884

Health Care - 8.6%
Health Care Distributors - 0.1%
Koa Shoji Holdings Co. Ltd.	92,349	439,344

Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)(b)	265,871	3,134,619

Health Care Services - 1.3%
Option Care Health, Inc. (a)(b)	192,692	4,518,628

Life Sciences Tools & Services - 2.7%
Illumina, Inc. (a)(b)	22,350	4,774,631
Medpace Holdings, Inc. (a)(b)	8,354	4,962,192
		9,736,823
Pharmaceuticals - 3.6%
Eli Lilly & Co. (b)	3,533	4,086,727
Nektar Therapeutics (a)(b)	59,435	4,242,470
Novo Nordisk AS - ADR	95,642	4,335,452
		12,664,649
Total Health Care		30,494,063

Industrials - 40.4% (d)
Aerospace & Defense - 1.0%
L3Harris Technologies, Inc. (b)	13,994	3,725,902

Agricultural & Farm Machinery - 0.4%
YAMABIKO Corp.	54,693	1,509,835

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Air Freight & Logistics - 0.1%
Being Holdings Co. Ltd.	66,326	$251,188

Airport Services - 9.1%
Aena SME SA (e)	132,264	4,058,931
Corp. America Airports SA (b)	206,352	4,843,081
Flughafen Zurich AG	6,151	1,588,828
Grupo Aeroportuario del Centro Norte SAB de CV - ADR (b)	90,659	9,002,439
Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	39,891	8,219,142
Grupo Aeroportuario del Sureste SAB de CV - ADR (b)	18,528	4,752,617
		32,465,038
Building Products - 0.3%
Sanyo Industries Ltd.	37,894	1,099,460

Construction & Engineering - 1.4%
Hokuriku Electrical Construction Co. Ltd.	80,644	779,433
Ichiken Co. Ltd.	39,482	860,077
Kitano Construction Corp.	75,518	563,962
Sanyo Engineering & Construction, Inc.	33,964	351,865
Shinnihon Corp.	86,051	1,265,313
TANABE ENGINEERING CORP	47,919	727,709
Ueki Corp.	23,129	396,994
		4,945,353
Construction Machinery & Heavy Transportation Equipment - 1.3%
Daihatsu Infinearth Mfg Co. Ltd.	58,000	1,130,955
Takeuchi Manufacturing Co. Ltd.	71,344	3,403,075
		4,534,030
Diversified Support Services - 0.1%
VIS Co. Ltd.	36,812	314,544

Environmental & Facilities Services - 0.4%
Universal Engeisha KK	68,543	1,418,057

Human Resource & Employment Services - 0.5%
HIRAYAMA Holdings Co. Ltd.	92,339	512,706
Human Holdings Co. Ltd.	40,901	436,533
Quick Co. Ltd.	137,217	742,990
		1,692,229
Industrial Conglomerates - 13.3%
Hikari Tsushin, Inc.	175,635	44,494,200
Metlen Energy & Metals PLC	45,365	2,601,568
		47,095,768

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Industrial Machinery & Supplies & Components - 3.1%
Furukawa Co. Ltd.	50,389	$1,408,369
Galilei Holdings Co. Ltd.	53,831	1,189,505
Goodwin PLC	9,872	2,469,304
Komori Corp.	88,642	1,130,845
Maruzen Co. Ltd.	45,605	1,181,876
Musashi Co. Ltd.	31,537	552,366
Okamoto Machine Tool Works Ltd.	33,240	991,478
Rheon Automatic Machinery Co. Ltd.	41,504	408,415
Shibuya Corp.	37,330	1,292,237
Teikoku Corp.	12,876	277,670
		10,902,065
Rail Transportation - 2.9%
Central Japan Railway Co.	139,868	3,481,159
Hankyu Hanshin Holdings, Inc.	154,975	4,560,485
Jungfraubahn Holding AG	7,431	2,367,146
		10,408,790
Trading Companies & Distributors - 6.5%
Daiichi Jitsugyo Co. Ltd.	33,145	792,575
Hanwa Co. Ltd.	282,465	3,315,317
ITOCHU Corp.	252,193	3,327,843
JK Holdings Co. Ltd.	32,719	293,498
Mitani Corp.	52,882	1,180,121
Mitsubishi Corp.	118,540	3,564,733
Mitsui & Co. Ltd.	72,860	2,284,543
Sanyo Trading Co. Ltd.	105,804	797,421
Sojitz Corp.	69,043	2,422,015
Sumitomo Corp.	156,688	1,757,162
Totech Corp.	54,455	1,310,670
Tsubakimoto Kogyo Co. Ltd.	44,981	826,693
Yuasa Co. Ltd.	33,516	1,353,228
		23,225,819
Total Industrials		143,588,078

Information Technology - 6.1%
Application Software - 0.5%
ISB Corp.	51,402	795,082
NCS&A Co. Ltd.	13,553	118,774
NSW, Inc.	40,019	703,934
		1,617,790
Electronic Components - 0.4%
Nippon Ceramic Co. Ltd.	46,300	1,101,346
SEMITEC Corp.	30,365	430,337
		1,531,683

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Electronic Equipment & Instruments - 1.4%
Azbil Corp.	158,198	$1,514,146
Hochiki Corp.	88,622	1,079,552
Jeol Ltd.	34,621	1,533,076
Kyoritsu Electric Corp.	51,741	765,022
		4,891,796
IT Consulting & Other Services - 2.0%
Asahi Intelligence Service Co. Ltd.	38,531	236,854
Indra Sistemas SA	71,573	5,087,892
Itfor, Inc.	76,555	805,565
NCD Co. Ltd.	39,014	659,147
TechMatrix Corp.	29,684	458,406
		7,247,864
Technology Distributors - 1.3%
Daitron Co. Ltd.	78,714	1,990,639
Kaga Electronics Co. Ltd.	62,371	1,979,474
Mitachi Co. Ltd.	61,860	668,746
		4,638,859
Technology Hardware, Storage & Peripherals - 0.5%
Buffalo, Inc.	84,488	1,668,605
Total Information Technology		21,596,597

Materials - 9.0%
Commodity Chemicals - 0.2%
KEIWA, Inc.	88,909	661,739

Construction Materials - 2.1%
Maeda Kosen Co. Ltd.	108,117	1,396,892
Shinagawa Refra Co. Ltd.	99,711	1,296,399
SigmaRoc PLC (a)	2,450,988	4,184,557
TYK Corp.	110,874	483,057
		7,360,905
Diversified Metals & Mining - 5.2%
Grupo Mexico SAB de CV - Class B	1,183,791	16,199,729
Nittetsu Mining Co. Ltd.	102,900	2,460,582
		18,660,311
Metal, Glass & Plastic Containers - 0.2%
Fuji Seal International, Inc.	33,453	697,330

Specialty Chemicals - 0.8%
JCU Corp.	39,736	1,350,651
SK Kaken Co. Ltd.	28,021	1,627,761
		2,978,412

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares		Value
Steel - 0.5%
Nippon Yakin Kogyo Co. Ltd.	48,041		$1,644,972
Total Materials			32,003,669

Real Estate - 4.0%
Diversified Real Estate Activities - 3.0%
Daiwa House Industry Co. Ltd.	117,800		3,451,042
Nomura Real Estate Holdings, Inc.	576,900		3,364,979
Starts Corp., Inc.	54,834		1,623,567
Sumitomo Realty & Development Co. Ltd.	13,854		288,441
Tokyo Tatemono Co. Ltd.	87,677		1,890,750
			10,618,779
Real Estate Operating Companies - 1.0%
Hulic Co. Ltd.	313,818		3,505,529
Total Real Estate			14,124,308

Utilities - 1.5%
Gas Utilities - 0.3%
K&O Energy Group, Inc.	74,500		944,366

Renewable Electricity - 1.2%
Solaria Energia y Medio Ambiente SA (a)	219,344		4,321,045
Total Utilities			5,265,411
TOTAL COMMON STOCKS (Cost $465,297,554)			481,828,836

CLOSED-END FUNDS - 3.6%
Capital Southwest Corp. (b)	500,566		12,799,473
TOTAL CLOSED-END FUNDS (Cost $11,547,257)			12,799,473

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Health Care REITs - 1.2%
Janus Living, Inc. (b)	144,914		4,311,191
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,208,891)			4,311,191

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.59% (f)	1,307,856		1,307,856
TOTAL MONEY MARKET FUNDS (Cost $1,307,856)			1,307,856

TOTAL INVESTMENTS - 140.9% (Cost $482,361,558)			$500,247,356
Liabilities in Excess of Other Assets - (40.9)%		(0.40910)	(145,235,743)
TOTAL NET ASSETS - 100.0%			$355,011,613

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PCL - Public Company Limited
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2026 was $225,245,329.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $4,058,931 or 1.1% of the Fund’s net assets.

(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - (45.3)%
AdvisorShares Pure US Cannabis ETF	(923,638)	$(4,572,008)
Global X SuperDividend ETF	(419,857)	(10,456,539)
iShares MSCI EAFE ETF	(103,547)	(11,126,125)
iShares Russell 2000 ETF	(239,517)	(70,401,232)
iShares Select Dividend ETF	(280,738)	(45,619,925)
State Street SPDR Portfolio S&P 500 High Dividend ETF	(376,263)	(18,670,170)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $149,376,688)		(160,845,999)

COMMON STOCKS - (13.1)%
Consumer Discretionary - (4.7)%
Automobile Manufacturers - (0.8)%
NIO, Inc. - ADR	(665,452)	(2,814,862)
		—
Automotive Retail - (1.8)%
CarMax, Inc.	(34,845)	(2,137,044)
Carvana Co.	(58,340)	(4,285,657)
		(6,422,701)
Computer & Electronics Retail - (0.9)%
Best Buy Co., Inc.	(38,628)	(3,096,034)

Restaurants - (1.2)%
Starbucks Corp.	(40,884)	(4,343,925)
Total Consumer Discretionary		(16,677,522)

Consumer Staples - (1.0)%
Tobacco - (1.0)%
Altria Group, Inc.	(54,611)	(3,739,761)

Financials - (5.5)% (a)
Asset Management & Custody Banks - (3.8)%(a)
BlackRock TCP Capital Corp.	(877,861)	(3,651,902)
Brookfield Corp.	(88,779)	(3,659,470)
Runway Growth Finance Corp.	(901,076)	(6,019,188)
		(13,330,560)
Diversified Banks - (1.0)%(a)
Wells Fargo & Co.	(41,582)	(3,592,269)
		—
Specialized Finance - (0.7)%(a)
Burford Capital Ltd.	(619,287)	(2,570,041)
Total Financials		(19,492,870)

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2026 (Unaudited)

	Shares	Value
Industrials - (0.6)% (a)
Passenger Airlines - (0.6)%(a)
JetBlue Airways Corp.	(435,511)	(2,003,351)

Information Technology - (1.0)%
Technology Hardware, Storage & Peripherals - (1.0)%
Seagate Technology Holdings PLC	(4,187)	$(3,468,427)

Real Estate - (0.3)%
Real Estate Services - (0.3)%
Opendoor Technologies, Inc.	(350,302)	(1,120,966)
TOTAL COMMON STOCKS (Proceeds $52,758,671)		(46,502,897)

CLOSED-END FUNDS - (6.5)%
Ares Capital Corp.	(90,155)	(1,809,411)
Blue Owl Capital Corp.	(309,350)	(3,566,805)
CION Investment Corp.	(98,000)	(735,980)
FS KKR Capital Corp.	(312,582)	(3,879,143)
Oaktree Specialty Lending Corp.	(59,108)	(783,772)
Oxford Lane Capital Corp.	(621,708)	(6,036,785)
Prospect Capital Corp.	(2,689,112)	(6,131,175)
TOTAL CLOSED-END FUNDS (Proceeds $29,347,871)		(22,943,071)

REAL ESTATE INVESTMENT TRUSTS - (4.4)%
Real Estate - (4.4)%
Data Center REITs - (1.1)%
Digital Realty Trust, Inc.	(21,434)	(3,977,936)

Office REITs - (3.3)%
Douglas Emmett, Inc.	(272,689)	(3,152,285)
Hudson Pacific Properties, Inc.	(216,759)	(2,724,661)
JBG SMITH Properties	(230,503)	(2,777,561)
Kilroy Realty Corp.	(85,795)	(3,114,358)
		(11,768,865)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $17,460,946)		$(15,746,801)

TOTAL SECURITIES SOLD SHORT - (69.3)% (Proceeds $248,944,176)		$(246,038,768)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2026 (Unaudited)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Militia Long/Short Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL	LEVEL	LEVEL	TOTAL
Assets:
Investments:
Common Stocks	$481,828,836	$—	$—	$481,828,836
Closed-End Funds	12,799,473	—	—	12,799,473
Real Estate Investment Trusts	4,311,191	—	—	4,311,191
Money Market Funds	1,307,856	—	—	1,307,856
Total Investments	$500,247,356	$—	$—	$500,247,356

Liabilities:
Investments:
Exchange Traded Funds	$(160,845,999)	$—	$—	$(160,845,999)
Common Stocks	(46,502,897)	—	—	(46,502,897)
Closed-End Funds	(22,943,071)	—	—	(22,943,071)
Real Estate Investment Trusts	(15,746,801)	—	—	(15,746,801)
Total Investments	$(246,038,768)	$—	$—	$(246,038,768)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.